Provision for Employee Severance Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Restructuring and Related Activities [Abstract]
Provision for employee severance benefits beginning balance	$ 104	$ 11,003
Provision for the year		195
Payments during the year	$ (104)	(11,094)
Provision for employee severance benefits ending balance		$ 104